Basis of Presentation and Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Schedule Reconciliation of Cash, Cash Equivalents and Restricted Cash

The following table provides a reconciliation of cash, cash equivalents and restricted cash reported within the consolidated balance sheets that sum to the total of the same such amounts in the consolidated statements of cash flows:

	December 31, 2020	December 31, 2019

Cash and cash equivalents	$55,644	$153,904
Restricted cash	282,043	41,906
Total cash, cash equivalents, and restricted cash shown in the cash flow statement	$337,687	$195,810

Schedule of Estimated Usefule Life of Assets

Fixed assets are stated at cost less accumulated depreciation and are being depreciated using the straight-line method over the estimated useful life of the asset as follows:

Furniture and fixtures	7 to 10 years
Computer equipment	5 years
Warehouse and refrigeration equipment	10 years
Leasehold improvements	7 years
Automobile	5 years
Trade show booth	7 years

Schedule of Lease-related Assets and Liabilities

The table below presents the lease-related assets and liabilities recorded on the balance sheets.

March 31, 2021
Assets
Operating lease assets	$92,386

Liabilities
Current
Operating lease liabilities	$29,649
Noncurrent
Operating lease liabilities	$62,409

The table below presents the lease-related assets and liabilities recorded on the balance sheets.

December 31, 2020
Assets
Operating lease assets	$99,472

Liabilities
Current	$29,337
Operating lease liabilities
Noncurrent
Operating lease liabilities	$69,844

Schedule of Supplemental Cash Flow Information Related to Leases

Supplemental cash flow information related to leases were as follows:

Three Months Ended March 31, 2021

Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$7,123
ROU assets recognized in exchange for lease obligations:
Operating leases	$-

Supplemental cash flow information related to leases were as follows:

Twelve Months Ended December 31, 2020

Cash used in operating activities:
Operating leases	$156,582
ROU assets recognized in exchange for lease obligations:
Operating leases	$28,137

Schedule of Remaining Lease Term and Discount Rates for Operating Leases

The table below presents the remaining lease term and discount rates for operating leases.

March 31, 2021
Weighted-average remaining lease term
Operating leases	3.15 years
Weighted-average discount rate
Operating leases	4.3%

The table below presents the remaining lease term and discount rates for operating leases.

December 31, 2020
Weighted-average remaining lease term
Operating leases	3.39 years
Weighted-average discount rate
Operating leases	4.3%

Schedule of Maturities of Lease Liabilities

Maturities of lease liabilities as of March 31, 2021, were as follows:

Operating Leases

2021 (nine months remaining)	25,164
2022	33,552
2023	26,474
2024	15,060
2025	-
Thereafter	-
Total lease payments	100,250
Less: amount of lease payments representing interest	(8,192)
Present value of future minimum lease payments	$92,058
Less: current obligations under leases	$(29,649)
Non-current obligations	$62,409

Maturities of lease liabilities as of December 31, 2020, were as follows:

Operating Leases

2021	33,552
2022	33,552
2023	26,474
2024	15,060
2025	-
Thereafter	-
Total lease payments	108,638
Less: amount of lease payments representing interest	(9,457)
Present value of future minimum lease payments	$99,181
Less: current obligations under leases	$(29,337)
Non-current obligations	$69,844